Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative financial instruments
Notional amount of outstanding derivatives

	Total notional amounts at
Type of derivative	December 31,
($ in millions)	2016	2015	2014
Foreign exchange contracts	15,353	16,467	18,564
Embedded foreign exchange derivatives	2,162	2,966	3,013
Interest rate contracts	3,021	4,302	2,242

Derivative commodity contracts

The following table shows the notional amounts of outstanding commodity derivatives (whether designated as hedges or not), on a net basis, to reflect the Company’s requirements in the various commodities:

		Total notional amounts at
		December 31,
Type of derivative	Unit	2016	2015	2014
Copper swaps	metric tonnes	47,425	48,903	46,520
Aluminum swaps	metric tonnes	4,650	5,455	3,846
Nickel swaps	metric tonnes	—	18	—
Lead swaps	metric tonnes	15,100	14,625	6,550
Zinc swaps	metric tonnes	150	225	200
Silver swaps	ounces	1,586,395	1,727,255	1,996,845
Crude oil swaps	barrels	121,000	133,500	128,000

Gain (loss) on cash flow hedges

	Gains (losses) recognized in OCI				Gains (losses) reclassified from
	on derivatives (effective portion)				OCI into income (effective portion)
($ in millions)	2016	2015	2014		2016	2015	2014
Type of derivative				Location

Foreign exchange contracts	2	(11)	(42)	Total revenues	(11)	(36)	(9)

				Total cost of sales	10	11	8

Commodity contracts	4	(9)	(7)	Total cost of sales	(2)	(10)	(3)

Cash-settled call options	15	(6)	(16)	SG&A expenses(1)	10	(4)	(6)

Total	21	(26)	(65)		7	(39)	(10)

(1)                 SG&A expenses represent “Selling, general and administrative expenses”.

Gain (loss) on fair value hedges
($ in millions)	2016	2015	2014
Gains (losses) recognized in Interest and other finance expense:

- on derivatives designated as fair value hedges	(28)	8	84

- on hedged item	30	(4)	(83)

Gain (loss) on derivatives not designated in hedge relationships

($ in millions)	Gains (losses) recognized in income
Type of derivative not designated as a hedge	Location	2016	2015	2014
Foreign exchange contracts	Total revenues	(206)	(216)	(533)

	Total cost of sales	(56)	16	19
	SG&A expenses(1)	8	13	2
	Non-order related research and
	development	(2)	(1)	—
	Other income (expense), net	22	—	—

	Interest and other finance expense	(34)	287	(260)

Embedded foreign exchange contracts	Total revenues	(5)	127	149

	Total cost of sales	(5)	(25)	(27)

	SG&A expenses(1)	(2)	(5)	—

Commodity contracts	Total cost of sales	42	(61)	(28)

Other	Interest and other finance expense	4	(1)	(1)

Total		(234)	134	(679)

(1)                 SG&A expenses represent “Selling, general and administrative expenses”.

Fair value of derivatives

	December 31, 2016
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:

Foreign exchange contracts	5	—	6	5
Commodity contracts	2	—	—	—
Interest rate contracts	2	62	—	—
Cash-settled call options	13	9	—	—

Total	22	71	6	5

Derivatives not designated as hedging instruments:

Foreign exchange contracts	169	29	257	77
Commodity contracts	29	2	6	1
Cross-currency interest rate swaps	—	2	—	—
Cash-settled call options	—	1	—	—
Embedded foreign exchange derivatives	58	21	35	18

Total	256	55	298	96

Total fair value	278	126	304	101

	December 31, 2015
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:

Foreign exchange contracts	15	10	8	16
Commodity contracts	—	—	3	—
Interest rate contracts	6	86	—	—
Cash-settled call options	8	5	—	—

Total	29	101	11	16

Derivatives not designated as hedging instruments:

Foreign exchange contracts	172	32	237	81
Commodity contracts	2	—	29	9
Cross-currency interest rate swaps	—	—	—	1
Embedded foreign exchange derivatives	94	53	41	27

Total	268	85	307	118

Total fair value	297	186	318	134

Offsetting of Derivative Assets

($ in millions)	December 31, 2016
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	325	(190)	—	—	135

Reverse repurchase
agreements	268	—	—	(268)	—

Total	593	(190)	—	(268)	135

($ in millions)	December 31, 2015
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	336	(215)	—	—	121

Reverse repurchase
agreements	224	—	—	(224)	—

Total	560	(215)	—	(224)	121

Offsetting of Derivative Liabilities
($ in millions)	December 31, 2016
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	352	(190)	—	—	162

Total	352	(190)	—	—	162

($ in millions)	December 31, 2015
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	384	(215)	(3)	—	166

Total	384	(215)	(3)	—	166